INCOME TAXES (Changes To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Gross tax liabilities at beginning of year		$ 14,819
Additions based on tax positions related to the current year		5
Additions for tax positions of prior years	42	5
Reductions due to settlements with tax authorities		(12,552)
Reductions for positions of prior years	(286)	(158)
Gross tax liabilities at end of year	1,875
Accrued interest	$ 170	$ 213